Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Entity	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
National Corporate Tax rate	30.00%	30.00%	30.00%
Corporate Inhabitant Tax rate	6.00%	6.00%	6.00%
Corporate Enterprise Tax rate	8.00%	8.00%	8.00%
Statutory income tax rate	40.65%	40.65%	40.65%
Decline in the aggregate statutory income tax rate, percentage	38.00%
Average percentage for deferred tax assets and liabilities	36.00%
Decrease in deferred tax assets net	¥ 89,936
Decrease in net income attributable to NTT	80,232
Wholly owned subsidiaries in Japan	107
Net change in the total valuation allowance	(32,401)	8,709	(35,172)
Operating loss carryforwards	594,453
Unrecognized tax benefits	¥ 4,535	¥ 5,437